Restricted Net Assets - Balance Sheets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥) shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 CNY (¥) shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 CNY (¥) shares	Jun. 30, 2020 USD ($) shares	Jun. 30, 2019 CNY (¥)
Assets
Total Assets	¥ 1,783,412	$ 265,729	¥ 1,530,419
Equity:
Ordinary shares (US$0.0001 par value; authorized 500,000,000 shares; issued and outstanding 56,000,000 shares as of June 30, 2021 and 2022, respectively)	36	5	36	$ 6		$ 5
Additional paid-in capital	510,390	76,048	503,050
Accumulated gain	348,503	51,928	135,597
Accumulated other comprehensive (loss)/income	8,458	1,260	4,281
Total Shareholders' equity	968,313	144,279	720,927		¥ 500,257		¥ 391,187
Total Liabilities, Mezzanine equity, and Shareholders' equity	¥ 1,783,412	$ 265,729	¥ 1,530,419
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, authorized	500,000,000	500,000,000	500,000,000	500,000,000
Ordinary shares, issued shares	56,000,000	56,000,000	56,000,000	56,000,000	50,000,000	50,000,000
Ordinary shares, outstanding shares	56,000,000	56,000,000	56,000,000	56,000,000
Parent Company
Assets
Investments in subsidiaries and VIEs	¥ 968,313	$ 144,279	¥ 720,927
Total Assets	968,313	144,279	720,927
Equity:
Ordinary shares (US$0.0001 par value; authorized 500,000,000 shares; issued and outstanding 56,000,000 shares as of June 30, 2021 and 2022, respectively)	36	5	36
Additional paid-in capital	510,390	76,048	503,050
Accumulated gain	449,429	66,966	213,560
Accumulated other comprehensive (loss)/income	8,458	1,260	4,281
Total Shareholders' equity	968,313	144,279	720,927
Total Liabilities, Mezzanine equity, and Shareholders' equity	¥ 968,313	$ 144,279	¥ 720,927
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, authorized	500,000,000	500,000,000	500,000,000	500,000,000
Ordinary shares, issued shares	56,000,000	56,000,000	56,000,000	56,000,000
Ordinary shares, outstanding shares	56,000,000	56,000,000	56,000,000	56,000,000